Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating activities:
Net income	$ 13,668,118	$ 16,076,328
Adjustments for:
Depreciation of property, equipment and intangibles	23,805,145	14,932,118
Impairment of intangible asset	6,653,015
Stock-based compensation	3,454,011	1,376,674
Unrealized foreign exchange	73,735	(1,104,700)
Finance (income) expense	(5,504,713)	5,431,035
Income tax expense	6,302,507	4,255,150
Operating activity before changes in operating assets and liabilities	48,451,818	40,966,605
Taxes paid	(5,509,915)	(5,466,601)
Change in trade and other receivables	(5,649,573)	(2,745,190)
Change in prepaid expenses	(339,071)	(66,016)
Change in inventories	(122,685)	(45,836)
Change in trade and other payables	2,432,159	195,322
Change in employee benefits	273,880	84,298
Cash provided by operating activities	39,536,613	32,922,582
Financing activities
Proceeds from loans	566,819
Repayment of loans	(131,819)	(266,994)
Payment of interest on notes payable and bank indebtedness	(3,563,837)	(3,135,765)
Repayment of notes payable and bank indebtedness	(52,543,750)	(14,000,000)
Payment of financing fees	(445,598)	(579,460)
Proceeds on bank indebtedness	68,200,000	26,000,000
Payment of deferred consideration	(900,000)
Distributions to non-controlling interest	(12,899,353)	(5,685,180)
Proceeds on settlement of derivative asset	1,313,874
Proceeds from the exercise of broker warrants		263,091
Proceeds from the issuance of shares relating to stock-based compensation	(6,626)	586,688
Repurchase of shares for cancellation	(2,863,210)
Cash (used in) provided by financing activities	(3,273,500)	3,182,380
Investing activities
Acquisition of property and equipment	(125,285)	(113,196)
Acquisition of anesthesia services providers	(33,153,268)	(30,062,239)
Cash used in investing activities	(33,278,553)	(30,175,435)
Effects of foreign exchange on cash and cash equivalents	(4,680)	5,133
Increase in cash and cash equivalents	2,979,880	5,934,660
Cash and cash equivalents, beginning of year	9,507,004	3,572,344
Cash and cash equivalents, end of year	$ 12,486,884	$ 9,507,004